Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,176,000
Previously Paid Amount	0.00
Total Fee Amount	180.05
Total Offset Amount	0.00
Net Fee	180.05
Narrative - Max Aggregate Offering Price	$ 1,176,000
Final Prospectus	true